REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Financial Information of The Company's Reportable Segments

	Year ended December 31, 2019
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,265,113	$308,799	$—	$1,573,912

Operating income	$244,599	$124,742	$(130,624)	$238,717

	Year ended December 31, 2018
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,156,142	$288,377	$—	$1,444,519

Operating income	$217,796	$109,464	$(129,644)	$197,616

	Year ended December 31, 2017
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,051,350	$280,802	$—	$1,332,152

Operating income	$175,247	$101,774	$(126,950)	$150,071
(1)Includes the results of companies which were acquired in the years 2019, 2018 and 2017 and are being integrated within the Customer Engagement segment.

Schedule of Long-Lived Assets by Operational Segments
The following table presents property and equipment as of December 31, 2019 and 2018, based on operational segments:

	December 31,
	2019	2018
Customer Engagement	$126,538	$130,425
Financial Crime and Compliance	12,437	8,262
Non-allocated	2,672	1,651

	$141,647	$140,338

Schedule of Total Revenues from External Customers by Geographical Areas
Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year Ended December 31,
	2019	2018	2017
Americas, principally the US	$1,234,549	$1,123,866	$1,035,871
EMEA (*)	212,252	202,521	186,268
Israel	3,950	4,402	3,693
Asia Pacific	123,161	113,730	106,320

	$1,573,912	$1,444,519	$1,332,152

Schedule of Long-Lived Assets by Geographical Areas
The following presents property and equipment as of December 31, 2019 and 2018, based on geographical areas:

	December 31,
	2019	2018
Americas, principally the US	$78,911	$90,333
EMEA (*)	3,886	2,947
Israel	51,011	40,076
Asia Pacific	7,839	6,982

	$141,647	$140,338
(*)Includes Europe, the Middle East (excluding Israel) and Africa